THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 11/02/01 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT WILL EXPIRE ON 11/14/02.

                United States Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       09/30/2001

Check here if Amendment: [ X ]    Amendment number:   [ 1 ]

This Amendment (check only one):
         [   ]   is a restatement.
         [ X ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

         Name:             Edward O. Thorp & Associates, L.P.
         Address:          610 Newport Center Drive, Suite 1240
                           Newport Beach, California 92660

13F File Number:           028-04191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steve Mizusawa
Title:            Chief Operating Officer
Phone:            (949) 720-0130

Signature, Place, and Date of Signing:

                  /s/ Steve Mizusawa
                  -------------------------------------------------
                  Newport Beach, California        October 31, 2002

Report Type (check only one):

[ X ] 13F HOLDINGS REPORT; (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
                       EDWARD O. THORP & ASSOCIATES, L.P.

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 75

Form 13F Information Value Total (thousands): $36,607


                                       2





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

                                                Edward O. Thorp and Associates, L.P.
                                                              FORM 13F
                                                         September 28, 2001

                                  Voting Authority
                             --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107      685    84000 SH       Sole                    84000
AIRBORNE FREIGHT CORP          COM              009269101      483    50600 SH       Sole                    50600
ALLEGHENY TECHNOLOGIES INC     COM              01741r102      420    31500 SH       Sole                    31500
ARCHER-DANIELS-MIDLAND CO      COM              039483102     1071    85100 SH       Sole                    85100
AVISTA CORP                    COM              05379b107      443    32600 SH       Sole                    32600
Americredit Corp.              COM              03060r101      841    26600 SH       Sole                    26600
B F GOODRICH CO                COM              382388106     1122    57600 SH       Sole                    57600
BELLSOUTH CORP                 COM              079860102      266     6400 SH       Sole                     6400
BEST BUY COMPANY INC           COM              086516101      318     7000 SH       Sole                     7000
BJ SVCS CO COM                 COM              055482103     1076    60500 SH       Sole                    60500
BROADWING INC                  COM              111620100      732    45500 SH       Sole                    45500
CALLAWAY GOLF CO               COM              131193104      742    58000 SH       Sole                    58000
COX COMMUNICATIONS INC NEW CL  COM              224044107      250     6000 SH       Sole                     6000
DAIMLERCHRYSLER A.G. COM       COM              d1668r123     1130    37700 SH       Sole                    37700
E I DU PONT DE NEMOURS & CO    COM              263534109      251     6700 SH       Sole                     6700
EASTMAN CHEMICAL CO            COM              277432100      523    14400 SH       Sole                    14400
EL PASO ENERGY CORP            COM              28336l109      399     9600 SH       Sole                     9600
ENRON CORP                     COM              293561106      278    10200 SH       Sole                    10200
ETHAN ALLEN INTERIORS INC      COM              297602104      357    13000 SH       Sole                    13000
EXIDE CORP                     COM              302051107      130    34700 SH       Sole                    34700
FANNIE MAE                     COM              313586109      272     3400 SH       Sole                     3400
FEDERAL HOME LN MTG CP COM     COM              313400301      520     8000 SH       Sole                     8000
FIRST DATA CORP                COM              319963104     1043    17900 SH       Sole                    17900
FRANKLIN RES INC COM           COM              354613101      569    16400 SH       Sole                    16400
GRUPO TELEVISA SA DE CV-GDS RE COM              40049j206      276     9600 SH       Sole                     9600
GTECH HOLDINGS CORP            COM              400518106      421    12200 SH       Sole                    12200
H J HEINZ CO                   COM              423074103     1020    24200 SH       Sole                    24200
HALLIBURTON CO                 COM              406216101      512    22700 SH       Sole                    22700
HARMAN INTERNATIONAL INDUSTRIE COM              413086109      265     7900 SH       Sole                     7900
ILLINOIS TOOL WORKS INC        COM              452308109      525     9700 SH       Sole                     9700
INTERPUBLIC GROUP OF COS INC   COM              460690100      255    12500 SH       Sole                    12500
INTERTAN INC                   COM              461120107       78    10000 SH       Sole                    10000
IONICS INC COM                 COM              462218108      301    13600 SH       Sole                    13600
J P MORGAN & CO INC            COM              46625h100     1004    29400 SH       Sole                    29400
JONES APPAREL GROUP INC        COM              480074103      324    12700 SH       Sole                    12700
LANDS END INC                  COM              515086106      223     7700 SH       Sole                     7700
LIMITED INC                    COM              532716107      506    53300 SH       Sole                    53300
LONGVIEW FIBRE CO              COM              543213102      677    67000 SH       Sole                    67000
LOUISIANA PACIFIC CORP         COM              546347105      155    23900 SH       Sole                    23900
LSI LOGIC CORP COM             COM              502161102      906    77100 SH       Sole                    77100
M I SCHOTTENSTEIN HOMES INC NE COM              55305b101      294     8700 SH       Sole                     8700
MAYTAG CORP                    COM              578592107      712    28900 SH       Sole                    28900
MCDERMOTT INTERNATIONAL INC    COM              580037109      167    20200 SH       Sole                    20200
MCDONALDS CORP COM             COM              580135101      214     7900 SH       Sole                     7900
MDU RES GROUP INC COM          COM              552690109      657    28100 SH       Sole                    28100
MEREDITH CORP                  COM              589433101      733    22800 SH       Sole                    22800
MERRILL LYNCH & CO INC         COM              590188108      398     9800 SH       Sole                     9800
MICRON TECHNOLOGY INC          COM              595112103      271    14400 SH       Sole                    14400
MILACRON INC                   COM              598709103      163    13600 SH       Sole                    13600
MILLIPORE CORP                 COM              601073109      259     4900 SH       Sole                     4900
OMNICARE INC COM               COM              681904108      546    25000 SH       Sole                    25000
ORGANOGENESIS INC              COM              685906109      119    20400 SH       Sole                    20400
PHELPS DODGE CORP              COM              717265102      327    11900 SH       Sole                    11900
PINNACLE WEST CAPITAL CORP     COM              723484101      838    21100 SH       Sole                    21100
POLARIS INDUSTRIES INC         COM              731068102      580    15100 SH       Sole                    15100
POTASH CORP OF SASKATCHEWAN IN COM              73755l107      468     8400 SH       Sole                     8400
ROBERT HALF INTL INC COM       COM              770323103      796    39800 SH       Sole                    39800
RTI INTERNATIONAL METALS INC   COM              74973w107      256    30700 SH       Sole                    30700
RUSSELL CORP COM               COM              782352108      173    12600 SH       Sole                    12600
SAN JUAN BASIN ROYALTY TR-UBI  COM              798241105      224    21700 SH       Sole                    21700
SONY CORP-ADR NEW              COM              835699307      618    18600 SH       Sole                    18600
ST JOE CO                      COM              790148100      465    18000 SH       Sole                    18000
TALBOTS INC                    COM              874161102      276    12300 SH       Sole                    12300
TERADYNE INC COM               COM              880770102      230    11800 SH       Sole                    11800
TOMMY HILFIGER CORP-ORD        COM              g8915z102      150    16800 SH       Sole                    16800
TOYS R US INC                  COM              892335100      918    53300 SH       Sole                    53300
UNILEVER NV-NEW YORK SHARES    COM              904784709      459     8500 SH       Sole                     8500
UNITED DOMINION REALTY TRUST I COM              910197102      188    13200 SH       Sole                    13200
UNIVERSAL CORP-VA              COM              913456109      244     7300 SH       Sole                     7300
UNUMPROVIDENT CORP             COM              91529y106      727    28800 SH       Sole                    28800
VALASSIS COMMUNICATNS COM      COM              918866104      211     6600 SH       Sole                     6600
VIACOM INC CL A                COM              925524100      489    14000 SH       Sole                    14000
WM WRIGLEY JR CO               COM              982526105     1072    20900 SH       Sole                    20900
BRITISH TELECOMMUNICATIONS PLC ADR              111021408      880    17200 SH       Sole                    17200
TUBOS DE ACERO DE MEXICO SA AD ADR              898592506      114    12700 SH       Sole                    12700
REPORT SUMMARY                 75 DATA RECORDS               36607        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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